Subsequent Events	12 Months Ended
Aug. 31, 2021
Subsequent Events
21. Subsequent Events

21. Subsequent Events

Subsequent to the year ended August 31, 2021, 25,000 warrants with a strike price of $4.20 expired and the Company issued 81,800 stock options to employees and consultants at a strike price of $6.23.

Subsequent to the year ended August 31, 2021, the Company issued 224,299 restricted securities at a deemed price of $5.35 per share for aggregate value of $1,200,000 for the payment of certain Internet Advertising via Media Buys services.